Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Restructuring provisions - in the opening balance	€ 216	€ 389	€ 377
Additions with impact on income statement	12	97	162
Reversals releases with impact on income statement	(17)	(13)	(15)
Discounting with impact on income statement	4	1
Utilizations without impact on income statement	(95)	(124)	(143)
Translation adjustment	(3)	1	(1)
Reclassifications and other items		(135)	9
Restructuring provisions - in the closing balance	€ 117	€ 216	€ 389